Average Annual Total Returns - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2030 Fund	Sep. 08, 2023
Fidelity Advisor Freedom Blend 2030 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(17.36%)
Since Inception	3.94%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%	[1]
F0203
Average Annual Return:
Past 1 year	(16.76%)
Since Inception	3.79%	[1]

[1]	AFrom August 31, 2018.